Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization Going Concern And Summary Of Significant Accounting Policies
Schedule of estimated useful lives of depreciable assets	The estimated useful lives of depreciable assets are:

Estimated
Useful Lives

Equipment	5 years
Furniture	5-10 years

Schedule of computation of basic and diluted net loss per share

Following is the computation of basic and diluted loss per share for the three and six month periods ended June 30, 2020 and 2019:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Basic and Diluted LPS Computation
Numerator:
Loss available to common stockholders	$(1,146,010)	$(670,365)	$(2,997,095)	$(1,414,763)

Denominator:
Weighted average number of common shares outstanding	87,751,941	72,929,763	86,211,828	71,977,253

Basic and diluted LPS	$(0.01)	$(0.01)	$(0.03)	$(0.02)

Following is the computation of basic and diluted loss per share for the years ended December 31, 2019 and 2018:

	Year Ended
	December 31,
	2019	2018
Basic and Diluted LPS Computation
Numerator:
Loss available to common stockholders	$(3,420,951)	$(2,983,429)

Denominator:
Weighted average number of common shares outstanding	74,134,225	65,012,738

Basic and diluted LPS	$(0.05)	$(0.05)

Schedule of potentially dilutive securities not included in the calculation of diluted net loss per share

Potentially dilutive securities not included in the calculation of diluted LPS attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

Series A Preferred stock (convertible)	24,900,000	24,900,000	24,900,000	24,900,000
Series B Preferred stock (convertible)	2,000,000	—	2,000,000	—

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

Preferred stock (convertible)	24,900,000	24,900,000